Significant Accounting Policies - Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Antidilutive securities excluded from computation of earnings per share
Total	1,829,037	5,319,275
Reconciling items between Basic and Diluted loss per share	0	0
Preferred stock
Antidilutive securities excluded from computation of earnings per share
Total		4,542,665
Stock Options.
Antidilutive securities excluded from computation of earnings per share
Total	1,658,112	497,329
Warrants
Antidilutive securities excluded from computation of earnings per share
Total	170,925	279,281